Document and Entity Information	Sep. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2024
Entity Registrant Name	CADENCE DESIGN SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-15867
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	2655 Seely Avenue, Building 5
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95134
City Area Code	408
Local Phone Number	943-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CDNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000813672
Amendment Flag	false